GOODWILL	12 Months Ended
Dec. 31, 2022
GOODWILL
GOODWILL

5.           GOODWILL

All goodwill are allocated to the product sales reporting unit. The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2022, are as follows:

	Ador Inc	Ezbuy	Total
Balance at January 1, 2021
Goodwill	$690	$29,055	$29,745
Accumulated impairment loss	—	—	—
	$690	$29,055	$29,745
Effect of exchange rate changes on goodwill	—	695	695
Impairment loss	—	—	—
Balance at December 31, 2021
Goodwill	$690	$29,750	$30,440
Accumulated impairment loss	—	—	—
	$690	$29,750	$30,440
Effect of exchange rate changes on goodwill	—	(2,263)	(2,263)
Impairment loss	—	—	—
Balance at December 31, 2022
Goodwill	$690	$27,487	$28,177
Accumulated impairment loss	—	—	—
	$690	$27,487	$28,177